SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total Company	$ 1,396	$ 1,128
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Total Company	609	444
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total Company	$ 787	$ 684